UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Connecticut Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--107.6%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--75.3%
Connecticut	5.25	3/1/07	2,700,000 a	2,730,510
Connecticut	5.00	3/15/08	70,000 a	71,711
Connecticut	5.13	3/15/08	25,000 a	25,650
Connecticut	5.54	3/15/12	10,000,000 b,c	10,244,400
Connecticut
(Insured; FGIC)	5.00	8/15/21	2,000,000	2,116,400
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,686,795
Connecticut
(Insured; MBIA)	5.25	10/15/13	5,000,000 a	5,439,200
Connecticut
(Insured; MBIA)	5.25	10/15/13	2,000,000 a	2,175,680
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,655
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)
Connecticut,	6.05	10/1/13	5,500,000 b,c	5,803,435
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	21,013
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.05	10/1/16	4,450,000 b,c	4,675,392
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 a	3,185,725
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,638
Connecticut,
Clean Water Fund Revenue	6.02	7/15/12	9,700,000 b,c	10,112,735
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	3,400,000	3,695,596
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	2,000,000	2,027,820
Connecticut,
Special Tax Obligation

(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	4,580,000	4,643,708
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,144,240
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,768,993
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	3,047,670
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,346,391
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,064,640
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.85	9/1/28	3,200,000	3,359,296
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	1,945,000	2,033,245
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Co.
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,814,735
Connecticut Health and Educational
Facilities Authority, Revenue
(Canterbury School Issue)
(Insured; Radian)	5.00	7/1/31	1,000,000	1,039,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,150,480
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	1,500,000	1,577,370
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; ACA)	5.38	7/1/17	3,680,000	3,768,982
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/11	3,000,000 a	3,207,600

Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.50	7/1/11	2,150,000 a	2,320,473
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/21	900,000	949,473
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital
Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000	1,010,860
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	6.13	7/1/07	1,000,000 a	1,029,570
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,545,030
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	7,620,000	8,160,182
Connecticut Health and Educational
Facilities Authority, Revenue
(William W. Backus Hospital
Issue) (Insured; AMBAC)	5.75	7/1/07	2,500,000 a	2,571,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital) (Insured; ACA)	6.00	7/1/20	1,000,000	1,021,370
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,535,918
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	5,000,000	5,302,300
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.80	11/15/22	4,000,000	4,062,240
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.05	11/15/21	4,925,000	5,047,485
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	4.50	5/15/28	7,300,000	7,317,958
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.45	11/15/29	5,805,000	5,946,352
Connecticut Housing Finance
Authority (Housing Mortgage

Finance Program)	5.00	11/15/35	2,500,000	2,564,675
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.15	11/15/36	5,000,000	5,182,700
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue
(Insured; AMBAC)	5.00	1/1/22	5,000,000	5,361,400
Connecticut Resource Recovery
Authority, RRR (American Ref
Fuel Co.)	5.50	11/15/15	1,000,000	1,033,070
Eastern Connecticut Resource
Recovery Authority, Solid Waste
Revenue (Wheelabrator Lisbon
Project)	5.50	1/1/14	8,050,000	8,126,475
Eastern Connecticut Resource
Recovery Authority, Solid Waste
Revenue (Wheelabrator Lisbon
Project)	5.50	1/1/20	7,000,000	7,004,480
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	2,840,000	2,950,930
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000	2,078,820
Hartford Parking System,
Revenue	6.50	7/1/10	1,500,000 a	1,626,315
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	3,000,000	3,177,780
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	4,600,000	4,895,090
Sprague,
EIR (International Paper Co.
Project)	5.70	10/1/21	1,350,000	1,386,410
Stamford	6.60	1/15/10	2,750,000	2,974,730
Stamford,
Water Pollution Control System
and Facility Revenue (Insured;
AMBAC)	4.75	9/15/36	5,585,000	5,752,215
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	1,770,000 a	1,888,696
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	2,500,000 a	2,667,650
University of Connecticut
(Insured; FGIC)	5.00	2/15/25	1,000,000	1,067,000
University of Connecticut
(Insured; MBIA)	5.13	2/15/20	1,000,000	1,064,500
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 a	2,698,025

University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 a	2,638,303
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 a	2,175,920
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,885,923
U.S. Related--32.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 a	5,366,550
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,435,000	3,590,434
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	6,000,000	6,274,860
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	824,280
Puerto Rico Commonwealth
(Insured; MBIA)	6.59	7/1/12	4,000,000 b,c	4,339,100
Puerto Rico Commonwealth
(Insured; MBIA)	6.59	7/1/13	7,900,000 b,c	8,669,894
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	6,690,000	7,514,208
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	54,239
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/13	100,000	109,746
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/14	3,925,000	4,288,377
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	2,000,000	2,308,900
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	3,000,000	3,134,820
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	4,410,000	4,660,047
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/29	8,000,000	8,396,480
Puerto Rico Highway and
Transportation Authority,
Highway Revenue	5.50	7/1/36	10,000,000	10,989,900
Puerto Rico Highway and

Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,747
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.57	7/1/13	4,580,000 b,c	4,922,126
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Revenue (Teachers
Retirement System)	5.50	7/1/21	800,000	817,040
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	5,000,000	5,931,700
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	7,900,000	2,196,832
University of Puerto Rico,
University Revenue (Insured;
MBIA)	5.50	3/12/07	5,000,000 a	5,047,900
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,173,020
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000	1,770,878
Total Investments (cost $298,797,369)			107.6%	311,440,351
Liabilities, Less Cash and Receivables			(7.6%)	(21,875,105)
Net Assets			100.0%	289,565,246

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $48,767,082 or 16.8% of net assets.
c	Collateral for floating rate borrowings.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Florida Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.8%	Rate (%)	Date	Amount ($)	Value ($)

Florida--95.5%
Brevard County School Board,
COP (Insured; FGIC)	5.00	7/1/25	2,000,000	2,096,440
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	1,990,000	2,053,700
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,030,090
Broward County School Board,
COP (Insured; FSA)	5.00	7/1/21	1,250,000	1,305,337
Broward County School Board,
COP (Insured; MBIA)	5.25	7/1/18	1,855,000	1,988,820
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.25	6/1/14	1,485,000	1,574,263
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.00	6/1/20	1,465,000	1,519,337
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,520,000	2,690,352
Davie,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/18	475,000	511,000
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	2,065,000	2,128,664
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,553,896
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,685,552
Florida Housing Finance Agency,
Housing Revenue
(Brittany of Rosemont Apartments
Project) (Insured; AMBAC)	7.00	2/1/35	6,000,000	6,008,340
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,038,310
Florida Intergovernmental Finance
Commission, Capital Revenue

(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,553,955
Jacksonville,
Excise Taxes Revenue (Insured;
AMBAC)	5.38	10/1/19	3,450,000	3,705,403
Jacksonville,
Guaranteed Entitlement Revenue
(Insured; FGIC)	5.38	10/1/20	3,000,000	3,222,090
JEA,
Saint Johns River Power Park
System Revenue	5.00	10/1/18	1,500,000	1,562,220
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/25	2,845,000	2,992,912
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	145,000	146,592
Manatee County Housing Finance
Authority, Mortgage Revenue
(Collateralized; GNMA)	5.85	11/1/33	1,530,000	1,616,889
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; XLCA)	5.00	10/1/30	2,000,000	2,081,180
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,769,306
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villa II Project) (Insured;
FSA)	5.70	7/1/21	400,000	416,460
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,317,968
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,055,610
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,219,251
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,840,000	2,956,894
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	1,046,000	1,047,077
Palm Bay,
Educational Facilities Revenue

(Patriot Charter School
Project)	7.00	7/1/36	1,715,000	1,883,276
Palm Bay,
Utility Revenue (Palm Bay
Utility Corp. Project)
(Insured; MBIA)	5.00	10/1/19	500,000	530,030
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	987,942
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/17	1,905,000	2,016,900
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/22	1,000,000	510,620
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	487,480
Port Saint Lucie,
Storm Water Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,825,285
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA)	0.00	9/1/33	4,000,000	1,129,440
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,745,000	1,783,634
South Broward Hospital District,
HR	5.60	5/1/27	4,000,000	4,295,800
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	1,095,000	1,168,792
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,000,000	1,059,330
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/31	815,000	860,086
Tampa,
Utilities Tax Improvement
Revenue (Insured; AMBAC)	0.00	4/1/17	2,110,000	1,385,278
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,071,640
Winter Garden Village at Fowler
Groves Community Development
District, Special Assessment	5.65	5/1/37	770,000	808,038
Winter Park,

Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/17	1,645,000	1,766,056
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,861,428
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA)	5.00	4/1/20	1,585,000	1,660,811
U.S. Related--1.3%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,073,290
Total Long-Term Municipal Investments
(cost $79,975,759)				83,013,064
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.4%	Rate (%)	Date	Amount ($)	Value ($)

Florida;
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (Insured; Radian
Bank and Liquidity Facility;
SunTrust Bank)	3.75	2/1/07	500,000 a	500,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.68	2/1/07	1,000,000 a	1,000,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.68	2/1/07	600,000 a	600,000
Total Short-Term Municipal Investments
(cost $2,100,000)				2,100,000
Total Investments (cost $82,075,759)			99.2%	85,113,064
Cash and Receivables (Net)			.8%	713,012
Net Assets			100.0%	85,826,076
a Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--87.9%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,046,101
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,141,694
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,246,679
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,356,913
Boston	5.75	2/1/10	3,945,000 a	4,166,354
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Co. Project)	7.38	5/15/15	1,805,000	1,820,036
Brookline	5.25	4/1/20	3,860,000	4,054,235
Greater Lawrence Sanitation
District (Insured; MBIA)	5.75	6/15/10	1,425,000 a	1,526,759
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,774,921
Hopkinton	5.00	9/1/17	1,735,000	1,828,950
Hopkinton	5.00	9/1/18	1,735,000	1,824,769
Hopkinton	5.00	9/1/19	1,735,000	1,824,023
Hopkinton	5.00	9/1/20	1,735,000	1,824,023
Marblehead	5.00	8/15/23	1,835,000	1,945,412
Marblehead	5.00	8/15/24	1,925,000	2,038,267
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.13	3/1/12	3,000,000 a	3,182,790
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.38	8/1/12	1,000,000 a	1,077,770
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,338,837
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,234,800
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	3,000,000 a	3,142,470
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,554,992
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	1,495,000	1,554,561
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 a	1,060,480

Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/31	5,000,000	5,611,100
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA)	5.50	7/1/27	3,000,000	3,547,020
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	5.00	5/1/23	1,190,000	1,253,082
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,360,784
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	2,024,424
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	1,035,020
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	1,121,307
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 a	2,180,720
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,128,240
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000	5,232,000
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	671,346
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,682,505
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000	1,244,208
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,068,020
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	345,000	347,819
Massachusetts Health and
Educational Facilities

Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	5,100,000	5,500,554
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
College Program) (Insured;
AMBAC)	5.25	10/1/26	2,845,000	2,962,043
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000 a	2,700,325
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,085,064
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.13	7/15/37	2,000,000	2,095,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Medical
Academic and Scientific
Community Organization Issue)	6.63	1/1/15	2,500,000	2,527,850
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/23	2,250,000	2,448,428
Massachusetts Health and
Educational Facilities
Authority, Revenue (New
England Medical Center
Hospitals Issue) (Insured;
FGIC)	5.38	5/15/17	1,950,000	2,078,076
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/16	1,520,000	1,653,699
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/17	1,145,000	1,246,195
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.00	7/1/20	1,200,000	1,248,336
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	1,350,000	1,452,371

Massachusetts Health and
Educational Facilities
Authority, Revenue (Schepens
Eye Research) (Insured; ACA)	6.50	7/1/28	2,100,000	2,251,389
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Insured; FGIC)	5.00	10/1/13	1,000,000 a	1,072,170
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,152,668
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,930,503
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,855,766
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	2/15/30	2,000,000	2,082,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,981,431
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,083,525
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	5.00	7/1/26	2,260,000	2,405,680
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA)	5.40	6/1/20	345,000	351,831
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,620,000	1,642,226
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,250,000	1,275,675
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	1,000,000	1,019,390
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000	2,057,340
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	2,000,000	2,064,500
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	3,084,630

Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,180,000	2,238,664
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,000,000	2,074,780
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,829,506
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	2/1/07	2,000,000 a	2,020,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/09	1,710,000 a	1,792,764
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/15	985,000 a	1,067,425
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	15,000	15,999
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,193,577
Massachusetts Water Pollution
Abatement Trust (Pool Program)	4.38	8/1/36	950,000	926,317
Massachusetts Water Resources
Authority (Insured; MBIA)	5.20	8/1/11	1,000,000 a	1,067,350
Massachusetts Water Resources
Authority (Insured; MBIA)	5.25	8/1/26	2,000,000	2,191,960
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,212,969
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,318,499
New England Educational Loan
Marketing Corp., Student Loan
Revenue	6.90	11/1/09	1,000,000	1,049,980
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,589,985
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,000,000 a	1,062,590
Triton Regional School District
(Insured; FGIC)	5.25	4/1/19	1,420,000	1,507,614
Triton Regional School District
(Insured; FGIC)	5.25	4/1/20	1,420,000	1,507,614
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 a	1,909,933
U.S. Related--10.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,045,000	2,137,536
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,302,033
Children's Trust Fund of Puerto

Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	343,450
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	2,000,000	2,146,580
Puerto Rico Commonwealth,
Public Improvement (Insured;
XLCA)	5.25	7/1/17	1,460,000	1,616,147
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	1,700,000	1,776,398
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,000,000	1,056,700
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/20	1,000,000	1,106,180
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/17	1,750,000	1,857,205
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/31	2,000,000	2,089,280
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	4,665,000	1,297,243
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,195,279
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,287,781
Total Long-Term Municipal Investments
(cost $179,407,121)				188,172,594
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.5%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)
(cost $1,000,000)	3.67	2/1/07	1,000,000 [b]	1,000,000
Total Investments (cost $180,407,121)			99.0%	189,172,594
Cash and Receivables (Net)			1.0%	1,870,378
Net Assets			100.0%	191,042,972

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Maryland Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--96.2%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,372,846
Anne Arundel County,
GO (Consolidated Water and
Sewer Series)	4.13	3/1/24	800,000	783,632
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,071,550
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/21	1,000,000	1,071,550
Anne Arundel County,
Special Obligation Revenue
(National Business Park
Project)	5.13	7/1/23	1,125,000	1,205,494
Baltimore,
Convention Center Hotel Revenue	5.88	9/1/39	1,000,000	1,059,990
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales Co.
Project)	6.50	12/1/10	4,090,000	4,198,140
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	465,000	510,500
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,442,506
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/16	1,500,000	1,597,245
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/17	1,265,000	1,341,229
Baltimore County,
GO (Consolidated Public
Improvement)	4.25	9/1/25	2,050,000	2,020,131
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove) (Insured; FSA)	6.50	9/1/12	10,000,000	10,834,200
Harford County,
MFHR (GMNA

Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,486,441
Howard County
(Consolidated Public
Improvement Project)	5.00	8/15/19	1,000,000	1,065,160
Howard County
(Metropolitan District Project)	5.25	2/15/12	155,000 a	165,766
Howard County
(Metropolitan District Project)	5.25	8/15/19	1,545,000	1,644,282
Howard County,
COP	8.15	2/15/20	605,000	846,189
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	3,166,050
Maryland,
State and Local Facilities Loan	5.00	8/1/16	10,000,000	10,723,500
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	755,000	775,627
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.60	7/1/33	1,200,000	1,234,140
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,865,000	1,901,386
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	1,610,000	1,650,894
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.30	9/1/16	5,000,000	5,156,500
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.60	9/1/28	2,690,000	2,691,076
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single Family
Program)	4.95	4/1/15	4,605,000	4,742,275
Maryland Economic Development

Corp., LR (Maryland Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/16	3,120,000	3,355,154
Maryland Economic Development
Corp., LR (Maryland Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/18	2,535,000	2,714,985
Maryland Economic Development
Corp., LR (Maryland Aviation
Administration Facilities)
(Insured; FSA)	5.38	6/1/19	9,530,000	10,130,104
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/14	5,000,000	5,359,250
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/16	2,940,000	3,138,979
Maryland Economic Development
Corp., Senior Student Housing
Revenue (Frostburg State
University Project)	6.00	10/1/24	5,000,000	5,121,550
Maryland Economic Development
Corp., Senior Student Housing
Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	3,094,461
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.00	6/1/13	1,760,000 a	1,979,718
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Projects)
(Insured; CIFG)	5.00	6/1/25	2,770,000	2,940,604
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,876,787
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,881,845
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,000,000	1,005,280
Maryland Health and Higher
Educational Facilities

Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/18	500,000	540,915
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/19	665,000	720,587
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/20	750,000	812,310
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/21	550,000	595,694
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Hospital Issue)	5.00	11/15/19	7,600,000	7,985,700
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	7,250,000	7,602,858
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins University Issue)	5.00	7/1/32	1,315,000	1,364,155
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Maryland
Institute College of Art Issue)	5.50	6/1/21	335,000	350,112
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	1,270,000	1,302,957
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	3,000,000	3,236,640
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/22	2,000,000	2,181,300
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/32	3,000,000	3,265,890
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; AMBAC)	5.00	7/1/24	1,000,000	1,050,290

Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; FGIC)	7.00	7/1/22	4,500,000	5,849,955
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	250,000	253,560
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	1,200,000	1,227,096
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	521,086
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	441,407
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	1,069,280
Montgomery County,
Consolidated Public Improvement	5.25	10/1/15	2,000,000	2,136,080
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	529,340
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,168,643
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	12,570,881
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	669,987
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,495,000	2,543,827
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/20	500,000	529,920
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/22	1,000,000	1,054,910
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,461,502
Northeast Waste Disposal

Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,272,936
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Resource
Recovery Project)	6.00	7/1/08	2,720,000	2,780,139
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000	7,503,160
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000	8,554,000
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	4,072,120
Washington Suburban Sanitary
District (General
Construction)	5.00	6/1/11	1,500,000 a	1,587,975
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,275,750
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc. Project)	5.00	11/1/22	1,200,000	1,262,832
U.S. Related--2.8%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,092,010
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.13	7/1/30	1,970,000	2,051,558
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,500,000	1,585,050
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,308,738
Total Long-Term Municipal Investments
(cost $206,031,882)				212,740,166
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.2%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.68	2/1/07	6,640,000 b	6,640,000

Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America) 3.68 2/1/07	2,300,000 b	2,300,000
Total Short-Term Municipal Investments
(cost $8,940,000)		8,940,000
Total Investments (cost $214,971,882)	103.2%	221,680,166
Liabilities, Less Cash and Receivables	(3.2%)	(6,958,231)
Net Assets	100.0%	214,721,935
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Michigan Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.5%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--102.7%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000	4,764,038
Allen Park Public Schools,
GO - Unlimited Tax (Insured;
FSA)	4.25	5/1/33	2,250,000	2,152,035
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/14	8,000,000	5,980,720
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/20	3,800,000	2,156,956
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 a	4,352,400
Detroit,
Water Supply System Revenue
(Insured; MBIA)	5.00	7/1/34	5,365,000	5,568,870
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,201,932
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,207,260
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	6.00	5/1/20	1,000,000	1,192,110
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	5.00	5/1/28	3,500,000	3,629,885
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,515,000	2,629,483
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,885,500
Fowlerville Community Schools
School District (Insured; MBIA)	5.60	5/1/07	2,995,000 a	3,009,286
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 a	3,158,580
Huron Valley School District
(Insured; FGIC)	0.00	5/1/18	6,270,000	3,915,176
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,300,580
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	2,219,960
Michigan Higher Education
Facilities Authority, LOR

(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,234,164
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,607,621
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	75,130
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	3,500,000	3,773,735
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	1,270,000	1,307,859
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; FSA)	5.20	10/1/42	2,500,000	2,582,100
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	6.79	10/1/21	10,200,000 b,c	10,955,055
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project) (Insured;
XLCA)	5.25	12/15/32	1,250,000	1,312,638
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	730,226
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,045,590
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,400,000	2,399,904
Monroe County Economic Development
Corp., LOR (Detroit Edison Co.
Project) (Insured; FGIC)	6.95	9/1/22	2,000,000	2,614,760
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/31	3,170,000	3,386,733
Romulus Economic Development
Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property Insurance
Co.)	7.00	11/1/15	3,700,000	4,445,143
Stockbridge Community Schools,
School Building and Site	5.50	5/1/10	600,000 a	631,716
Sturgis Public School District,
School Building and Site	5.63	5/1/10	5,085,000 a	5,373,065
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,502,445
Wayne County Airport Authority,
Revenue (Detroit Metropolitan

Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,665,300
Wyandotte,
Electric Revenue (Insured;
MBIA)	5.38	10/1/17	2,000,000	2,067,760
U.S. Related--1.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	343,450
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23	1,410,000	1,411,072
Total Investments (cost $96,068,630)			104.5%	102,790,237
Liabilities, Less Cash and Receivables			(4.5%)	(4,419,977)
Net Assets			100.0%	98,370,260

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, this security amounted to $10,955,055 or 11.1% of net assets.
c	Collateral for floating rate borrowings.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Minnesota Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.8%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR
(Andover Community Center)	5.20	2/1/34	1,500,000	1,574,850
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corp.)	6.95	12/1/08	1,140,000	1,171,373
Bloomington Independent School
District Number 271 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.13	2/1/24	2,000,000	2,116,380
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 a	3,228,510
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,071,360
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	4/20/43	1,500,000	1,641,780
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc.
Project)	5.25	12/1/46	1,500,000	1,519,110
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,096,900
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	999,269	1,063,242
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	3,000,000	3,319,440
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit
Enhancement Program) (Insured;
FSA)	5.00	4/1/20	2,510,000	2,659,194
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit

Enhancement Program) (Insured;
FSA)	5.00	4/1/21	2,640,000	2,796,922
Lakeville Independent School
District Number 194 (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000	9,435,846
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit
Enhancement Program) (Insured;
MBIA)	0.00	2/1/17	1,275,000	843,782
Minneapolis	0.00	12/1/14	1,825,000	1,336,374
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.00	4/1/10	340,000	340,646
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.50	4/1/29	1,000,000	982,620
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,097,820
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	1,028,090
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,090,090
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,493,489
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	4,995,000 a	5,312,532
Minnesota,
Duluth Airport Revenue	6.25	8/1/14	2,240,000	2,287,062
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 a	4,227,031
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	161,685
Minnesota Agricultural and
Economic Development Board,

Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,217,078
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,884,033
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,539,150
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.40	4/1/07	2,125,000 a	2,130,993
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/20	3,490,000	3,597,806
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/37	990,000	1,014,423
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	990,000	1,019,700
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	505,000	523,594
Minnesota Retirement Systems,
Building Revenue	6.00	6/1/30	1,475,000	1,569,901
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	6.84	1/1/16	10,000,000 b,c	10,489,100
Northfield,
HR	6.00	11/1/11	2,000,000 a	2,184,440
Northfield,
HR	5.38	11/1/31	1,125,000	1,186,920
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	1,073,220
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA)	0.00	4/1/14	2,960,000	2,223,848
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,576,350
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,640,655
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	2,000,000	2,059,560
Saint Paul Housing and
Redevelopment Authority, MFHR

(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,052,240
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,576,123
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 a	3,081,306
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	2,065,543
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	2,022,744
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000	1,028,650
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA)	5.50	2/1/32	2,000,000	2,116,620
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.38	11/15/18	2,215,000	2,266,144
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,171,400
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,718,925
Total Long-Term Municipal Investments
(cost $112,297,633)				118,926,594
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)

Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	3.68	2/1/07	400,000 d	400,000
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	3.68	2/1/07	1,100,000 d	1,100,000
Total Short-Term Municipal Investments
(cost $1,500,000)				1,500,000
Total Investments (cost $113,797,633)			103.1%	120,426,594
Liabilities, Less Cash and Receivables			(3.1%)	(3,589,645)

Net Assets 100.0%	116,836,949

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempts from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, this security amounted to $10,489,100 or 9.0% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, North Carolina Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.2%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina--82.0%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 a	1,068,380
Cabarrus County,
COP Installment Financing
Contract	5.50	4/1/14	2,000,000	2,155,100
Cary	5.00	3/1/19	1,500,000	1,588,770
Charlotte	5.60	6/1/10	1,770,000 a	1,903,175
Charlotte	5.00	7/1/21	1,525,000	1,603,873
Charlotte	5.00	7/1/22	2,110,000	2,209,676
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/29	1,500,000	1,573,470
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 a	2,157,660
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,075,280
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	1,009,860
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,830,665
Durham County,
GO Public Improvement	5.00	6/1/18	1,000,000	1,084,580
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,059,210
Johnston County,
GO (Insured; MBIA)	4.50	2/1/25	1,250,000	1,264,300
New Hanover County,
COP, Public Improvement (New
Hanover County Projects)	5.75	11/1/10	1,700,000 a	1,847,696
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000 a	1,066,660
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,180,250
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,253,740
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	930,000	943,066
North Carolina Medical Care
Commission, Health Care

Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)	7.63	11/1/29	2,115,000	2,223,944
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	1,058,790
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,216,958
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/25	1,000,000	1,061,390
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/30	2,000,000	2,115,600
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,117,420
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	2,047,217
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	1,056,110
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/32	1,000,000	1,081,730
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000	1,023,190
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,535,220
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	502,400
Orange County,

COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	501,275
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,061,260
Sampson County,
COP (Insured; FSA)	4.75	6/1/31	1,000,000	1,024,160
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 a	1,783,130
Wilkes County,
COP (Insured; MBIA)	4.50	6/1/26	1,000,000	998,020
Winston Salem,
COP	4.75	6/1/31	1,000,000	1,019,210
U.S. Related--15.2%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	343,450
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,070,450
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,073,290
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	1,315,000	1,562,733
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/35	1,000,000	1,057,280
Puerto Rico Public Finance Corp.
(Insured; MBIA)	5.38	8/1/11	4,000,000 a	4,266,000
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	882,580
Total Long-Term Municipal Investments
(cost $62,130,014)				65,558,218
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.9%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina;
Charlotte-Mecklenburg Hospital
Authority, Health Care
Revenue, Refunding (Carolinas
HealthCare System) (Liquidity
Facility; Bank of America)
(cost $1,300,000)	3.68	2/1/07	1,300,000 [b]	1,300,000
Total Investments (cost $63,430,014)			99.1%	66,858,218
Cash and Receivables (Net)			.9%	624,514
Net Assets			100.0%	67,482,732

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.
c At January 31, 2007, the fund had $19,837,568 or 29.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Ohio Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)

Ohio--94.0%
Adena Local School District,
GO School Improvement	5.50	12/1/21	1,085,000	1,193,381
Akron	6.00	12/1/12	1,380,000	1,540,259
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,562,915
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	1,028,660
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	740,709
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	501,075
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	600,000	590,514
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	978,260
Brunswick City School District
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,065,880
Butler County,
Hospital Facilities Revenue
(Cincinnati Children's
Hospital Medical Center
Project) (Insured; FGIC)	5.00	5/15/31	5,000,000	5,255,600
Cincinnati,
Water System Revenue	5.00	6/1/11	1,000,000 a	1,050,130
Cincinnati,
Water System Revenue	5.00	6/1/11	3,130,000 a	3,286,907
Cincinnati City School District,
COP (City School District of
the City of Cincinnati School
Improvement Project) (Insured;
FSA)	5.00	12/15/32	3,000,000	3,163,620
Cincinnati City School District,
School Improvement (Insured;
MBIA)	5.38	12/1/11	6,560,000 a	7,028,384

Cincinnati City School District
Board of Education, GO
(Classroom Facilities
Construction and Improvement)
(Insured; FGIC)	5.25	12/1/28	5,000,000	5,788,400
Cincinnati Technical College
(Insured; AMBAC)	5.25	10/1/22	2,825,000	3,024,586
Clermont County,
Hospital Facilities Revenue
(Mercy Health Systems)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,375,588
Cleveland,
COP (Stadium Project)
(Insured; AMBAC)	5.25	11/15/22	1,210,000	1,245,005
Cleveland,
Waterworks Revenue (Insured;
FSA)	5.00	1/1/23	1,315,000	1,338,999
Cleveland,
Waterworks Revenue (Insured;
MBIA)	5.50	1/1/21	8,000,000	9,146,480
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	2,345,000	2,565,524
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	4,024,082
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	5.00	12/1/14	765,000 a	824,877
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	4.25	12/1/32	3,150,000	3,032,600
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,862,938
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	4,845,000 a	5,115,642
Cuyahoga County,
Mortgage Revenue (West Tech
Apartments Project)
(Collateralized; GNMA)	5.95	9/20/42	529,500	523,734
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/19	1,860,000	1,980,119

Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/20	1,400,000	1,490,412
Forest Hills Local School District
(Insured; MBIA)	5.70	12/1/07	1,000,000 a	1,026,470
Franklin County,
HR (Holy Cross Health System
Corp.)	5.80	6/1/16	260,000	265,522
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,260,204
Hamilton County,
EDR (King Highland Community
Urban Redevelopment Corp. -
University of Cincinnati,
Lessee, Project) (Insured;
MBIA)	5.00	6/1/33	2,000,000	2,115,260
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	7,127,741
Hamilton County,
Sewer System Revenue (Insured;
MBIA)	5.25	12/1/11	1,000,000 a	1,065,920
Highland Local School District,
School Improvement (Insured;
FSA)	5.75	12/1/11	2,020,000 a	2,197,437
Hilliard School District,
School Improvement (Insured;
FGIC)	0.00	12/1/13	1,655,000	1,259,207
Hilliard School District,
School Improvement (Insured;
FGIC)	0.00	12/1/14	1,655,000	1,204,459
Lebanon City School District
(Insured; FSA)	5.50	12/1/11	4,050,000 a	4,361,364
Little Miami Local School
District, School Improvement
Unlimited Tax GO (Insured; FSA)	5.00	12/1/34	1,370,000	1,451,241
Madeira City School District Board
of Education, School
Improvement (Insured; FSA)	5.25	12/1/32	5,000,000	5,783,500
Massillon City School District,
Improvement (Insured; MBIA)	5.00	12/1/25	1,150,000	1,201,934
Milford Exempt Village School
District, School Improvement
(Insured; FSA)	6.00	12/1/11	1,910,000 a	2,098,689
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,107,280
North Royalton City School
District (Insured; MBIA)	6.10	12/1/09	2,500,000 a	2,704,275
Ohio

(Insured; FSA)	6.26	3/15/20	15,520,000 b,c	16,384,930
Ohio,
PCR (Standard Oil Co. Project)
(Guaranteed; British Petroleum
Co. PLC)	6.75	12/1/15	2,700,000	3,218,265
Ohio,
SWDR (USG Corp. Project)	5.60	8/1/32	3,000,000	3,119,820
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC)	5.00	5/1/23	2,250,000	2,363,040
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	6.05	9/1/17	860,000	883,280
Ohio State University,
General Receipts	5.25	6/1/23	2,625,000	2,805,311
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,120,805
Otsego Local School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.38	12/1/14	1,460,000 a	1,611,022
Pickerington Local School District
(School Facilities
Construction and Improvement)
(Insured; FGIC)	5.25	12/1/11	6,000,000 a	6,395,520
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,426,310
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,688,900
Rocky River,
Various Purpose GO (Insured;
AMBAC)	5.00	12/1/24	1,685,000	1,782,747
Strongsville,
Library Improvement (Insured;
FGIC)	5.50	12/1/20	1,700,000	1,819,833
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 a	2,208,500
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	660,000	670,685
Summit County Port Authority,
Revenue (Civic Theatre

Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,065,270
Toledo Lucas County Port
Authority, Revenue (Northwest
Ohio Bond Fund)	6.38	11/15/32	1,650,000	1,801,338
University of Cincinnati,
General Receipts (Insured;
FGIC)	5.75	6/1/11	2,165,000 a	2,356,364
University of Cincinnati,
General Receipts (Insured;
FGIC)	5.75	6/1/11	1,500,000 a	1,632,585
University of Cincinnati,
General Receipts (Insured;
MBIA)	5.00	6/1/21	3,040,000	3,160,110
Warren,
Waterworks Revenue (Insured;
FGIC)	5.50	11/1/15	1,450,000	1,582,414
West Muskingum Local School
District (School Facilities
Construction and Improvement)
(Insured; FGIC)	5.00	12/1/30	2,945,000	3,087,096
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	5.38	12/1/10	2,195,000 a	2,342,197
Youngstown,
GO Pension Bonds (Insured;
AMBAC)	6.00	12/1/10	2,370,000 a	2,581,380
U.S. Related--5.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	858,625
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,070,450
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.25	6/1/26	1,935,000	1,959,555
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,259,530
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000	3,114,570
Total Long-Term Municipal Investments
(cost $194,078,900)				204,926,235
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.5%	Rate (%)	Date	Amount ($)	Value ($)

Ohio;
Ohio Air Quality Development
Authority, PCR (Ohio Edison

Company Project) (LOC;
Wachovia Bank)	3.75	2/1/07	5,700,000 d	5,700,000
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.69	2/1/07	1,500,000 d	1,500,000
Total Short-Term Municipal Investments
(cost $7,200,000)				7,200,000
Total Investments (cost $201,278,900)			102.5%	212,126,235
Liabilities, Less Cash and Receivables			(2.5%)	(5,186,632)
Net Assets			100.0%	206,939,603

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, this security amounted to $16,384,930 or 7.9% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--97.0%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,102,024
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	2,003,911
Ambridge Borough Municipal
Authority, Sewer Revenue
(Insured; FSA)	4.50	10/15/26	1,275,000	1,282,408
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	919,944
Bristol Borough School District,
GO (Insured; FSA)	5.25	9/1/15	1,000,000 a	1,100,860
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,591,905
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000 a	1,560,009
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	12/1/11	1,340,000 a	1,434,457
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	1,255,000	1,344,230
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Care Center)
(Collateralized; GNMA)	5.80	4/20/29	6,055,000	6,505,008
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	504,436
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	940,746
Central Bucks School District
(Insured; FGIC)	5.00	5/15/12	580,000 a	614,029
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,112,220
Council Rock School District
(Insured; MBIA)	5.00	11/15/11	1,400,000 a	1,475,040

Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,054
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	3,000,000	2,883,750
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,387,715
Harrisburg Authority,
Office and Parking Revenue	6.00	5/1/08	2,000,000 a	2,056,660
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	2,000,000	2,014,040
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/18	2,750,000	1,700,242
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/18	2,750,000	1,664,300
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/19	2,750,000	1,576,850
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/20	2,750,000	1,,530,897
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/20	2,500,000	1,357,875
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/20	1,000,000	1,070,610
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	286,033
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,555,152
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,537,848
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	50,000	53,491
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	2,370,000 a	2,526,752
North Allegheny School District
(Insured; FGIC)	5.05	11/1/21	1,455,000	1,525,087
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	659,136
Northampton County General Purpose

Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,359,368
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000	1,964,901
Palmyra Area School District,
GO (Insured; XLCA)	5.00	6/1/22	1,685,000	1,774,120
Pennridge School District
(Insured; MBIA)	5.00	2/15/13	1,000,000 a	1,056,180
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 a	471,673
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,292,605
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	604,296
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,821,626
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,734,948
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,651,417
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/19	560,000	583,716
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/20	1,915,000	1,996,100
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,408,950
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,601,348
Pennsylvania Housing Finance
Agency, SFMR	5.00	4/1/16	2,000,000	2,066,460
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,144,500
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;

FGIC)	5.25	6/15/15	1,000,000	1,032,320
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/08	350,000 a	361,532
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/08	2,185,000 a	2,266,588
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	555,000	574,219
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	3,780,000	3,916,382
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	75,000	76,967
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	5.60	8/1/18	800,000	868,968
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/15	2,870,000	3,090,560
Philadelphia Gas Works,
Revenue (1998 General
Ordinance-4th Series)
(Insured; FSA)	5.25	8/1/22	2,000,000	2,123,640
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	2,000,000	2,045,420
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,766,807
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,862,620
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,655,322
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,285,000	1,267,922
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.85	12/1/20	3,000,000	3,223,710
Sayre Health Care Facilities

Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	4,750,000	5,082,833
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,537,383
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/18	1,390,000	1,430,046
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/19	2,710,000	2,782,845
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 a	2,176,470
Southeastern Pennsylvania
Transportation Authority,
Special Revenue (Insured; FGIC)	5.38	3/1/17	3,000,000	3,063,510
Spring-Ford Area School District
(Insured; FSA)	5.00	4/1/21	1,015,000	1,064,552
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,145,245
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000	1,202,019
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/13	1,040,000 a	1,099,488
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/13	1,070,000 a	1,131,204
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/13	1,100,000 a	1,162,920
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA)	5.00	9/1/11	3,680,000 a	3,863,264
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,610,000	3,907,428
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 a	800,513

University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,738,385
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,101,797
Upper Merion Area School District,
GO	5.25	2/15/13	1,000,000 a	1,079,530
Upper Merion Area School District,
GO	5.25	2/15/18	1,785,000	1,913,020
Warwick School District,
GO (Insured; FSA)	5.00	2/1/27	1,150,000	1,209,041
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured;
AMBAC)	6.05	4/1/14	3,000,000	3,010,830
U.S. Related--1.3%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,092,010
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,073,290
Total Long-Term Municipal Investments
(cost $152,844,041)				161,260,527
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.8%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Allegheny County Higher Education
Building Authority, University
Revenue (Carnegie Mellon
University) (Liquidity
Facility; Landesbank
Hessen-Thuringen Gironzentrale)	3.65	2/1/07	6,000,000 b	6,000,000
Delaware County Industrial
Development Authority, PCR
(PECO Energy Co. Project)
(LOC; Wachovia Bank)	3.70	2/1/07	1,505,000 b	1,505,000
Pennsylvania Higher Educational
Facilities Authority, Revenue,
Refunding (Carnegie Mellon
University) (Liquidity
Facility; JPMorgan Chase Bank)	3.67	2/1/07	2,000,000 b	2,000,000
Total Short-Term Municipal Investments
(cost $9,505,000)				9,505,000
Total Investments (cost $162,349,041)			104.1%	170,765,527
Liabilities, Less Cash and Receivables			(4.1%)	(6,775,354)
Net Assets			100.0%	163,990,173

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Texas Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.3%	Rate (%)	Date	Amount ($)	Value ($)

Alamo Community College District,
Limited Tax (Insured; MBIA)	4.38	2/15/25	1,190,000	1,176,803
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	1,110,000	1,121,688
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/11	1,000,000 a	1,099,480
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	1,068,520
Barbers Hill Independent School
District (Insured; AMBAC)	5.00	2/15/23	540,000	568,264
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,174,188
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,106,962
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,048,310
Del Mar College District
(Insured; FGIC)	5.25	8/15/17	1,295,000	1,388,382
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	476,662
Denton Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/12	2,495,000 a	1,072,875
Denton Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/23	135,000	56,619
El Paso Independent School
District (Permanent School
Fund Guaranteed)	5.00	8/15/20	415,000	435,323
Fort Worth,
General Purpose	5.00	3/1/20	700,000	739,102
Frenship Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/21	470,000	244,033

Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,063,570
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000 a	588,154
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 a	320,811
Houston,
Water and Sewer System
Revenue (Insured; FSA)	5.00	12/1/18	1,145,000	1,197,109
Houston,
Water and Sewer System
Revenue (Insured; FSA)	0.00	12/1/19	2,000,000	1,158,540
Houston,
Water and Sewer System
Revenue (Insured; FSA)	0.00	12/1/19	750,000	430,650
Lake Worth Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/23	1,435,000	674,866
Laredo Independent School District
Public Facility Corp., LR
(Insured; AMBAC)	5.00	8/1/29	1,000,000	1,025,690
Laredo Independent School District
Public Facility Corp., LR,
Series A (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,031,050
Laredo Independent School District
Public Facility Corp., LR,
Series F (Insured; AMBAC)	5.00	8/1/21	740,000	768,349
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/30	2,000,000	588,720
Lubbock,
Tax and Electric Light and
Power System Surplus Revenue,
Certificates of Obligation
(Insured; MBIA)	5.00	4/15/18	505,000	528,129
Lubbock Health Facilities
Development Corp., Revenue
(Sears Plains Project)
(Collateralized; GNMA)	5.50	1/20/21	995,000	1,045,606
Lubbock Housing Finance Corp.,
MFHR (Las Colinas Quail Creek
Apartments)	6.00	7/1/22	1,175,000	1,207,383
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of

Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,371,019
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/19	1,045,000	1,125,664
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/20	1,100,000	1,184,909
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/27	1,000,000	365,120
Midlothian Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/22	1,750,000	865,533
Montgomery Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	5.00	2/15/25	2,065,000	2,179,401
North Central Health Facilities
Development Corp., Revenue
(Zale Lipshy University
Hospital Project) (Insured;
FSA)	5.45	4/1/19	2,000,000	2,043,400
North Harris Montgomery Community
College District (Insured;
FGIC)	5.38	2/15/17	1,000,000	1,064,470
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,096,800
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/26	805,000	804,469
San Antonio	5.00	2/1/08	5,000 a	5,065
San Antonio	5.00	2/1/16	120,000	121,423
San Antonio,
Electric and Gas Revenue	5.50	2/1/07	245,000 a	247,450
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	293,061
Sharyland Independent School
District, School Building
(Permanent School Fund
Guaranteed)	5.00	2/15/17	1,130,000	1,191,246
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	910,000	928,974
Texas National Research Laboratory
Commission Financing Corp., LR
(Superconducting Super
Collider Project)	6.95	12/1/12	625,000	688,606
Texas Water Development Board,
State Revolving Fund Senior

Lien Revenue	5.25	7/15/17	1,500,000	1,501,695
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.63	11/1/11	420,000	420,378
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	1,000,000	1,009,200
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/20	1,430,000	696,038
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/23	1,000,000	406,910
Total Long-Term Municipal Investments
(cost $44,527,713)				46,016,669
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)	Value ($)

Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	3.68	2/1/07	400,000 b	400,000
Harris County Health Facilities
Development Corporation,
Revenue (Young Men's Christian
Association of the Greater Houston
Area) (LOC; Bank One)	3.73	2/1/07	500,000 b	500,000
Total Short-Term Municipal Investments
(cost $900,000)				900,000
Total Investments (cost $45,427,713)			98.2%	46,916,669
Cash and Receivables (Net)			1.8%	860,089
Net Assets			100.0%	47,776,758

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Virginia Series
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.9%	Rate (%)	Date	Amount ($)	Value ($)

Virginia--81.3%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,533,333
Alexandria,
Consolidated Public Improvement	5.50	6/15/10	2,625,000 a	2,795,284
Alexandria Redevelopment and
Housing Authority,
Multi-Family Housing Mortgage
Revenue (Buckingham Village
Apartments)	6.13	7/1/21	3,000,000	3,032,700
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	1,050,060
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,347,367
Chesapeake,
GO Public Improvement	5.50	12/1/17	1,750,000	1,880,130
Chesapeake Toll Road,
Expressway Revenue	5.63	7/15/19	1,250,000	1,304,487
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,676,595
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,980,000	3,089,098
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 a	1,756,104
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 a	1,941,795
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	1,000,000	963,560
Isle of Wight County Industrial
Development Authority, Solid
Waste Disposal Facilities
Revenue (Union Camp Corp.
Project)	6.10	5/1/27	2,850,000	2,916,091
James City County Economic

Development Authority,
Residential Care Facility
First Mortgage Revenue
(Williamsburg Landing, Inc.)	5.50	9/1/34	750,000	775,928
Loudoun County Sanitation
Authority, Water and Sewer
Revenue	5.00	1/1/33	2,000,000	2,106,060
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	515,745
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	634,548
Prince William County,
COP (Prince William County
Facilities) (Insured; AMBAC)	4.50	9/1/25	1,400,000	1,408,078
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	1,064,500
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,379,961
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,669,000
Spotsylvania County Industrial
Development Authority, Public
Facility Revenue (Spotsylvania
School Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,500,000	1,572,585
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/37	1,000,000	1,069,580
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; FSA)	5.00	7/1/24	1,000,000	1,063,120
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	1,000,000	1,034,230
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	1,014,130
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	725,833
Virginia Port Authority,
Port Facilities Revenue
(Insured; FGIC)	4.75	7/1/31	1,500,000	1,513,980

Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000 a	2,876,958
Virginia Resource Authority,
Clean Water Revenue (State
Revolving Fund)	5.38	10/1/10	3,035,000 a	3,203,928
Western Virginia Regional Jail
Authority, Regional Jail
Facility Revenue (Insured;
MBIA)	5.00	6/1/21	1,000,000	1,078,200
U.S. Related--21.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 a	1,609,965
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	343,450
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,070,450
Puerto Rico Commonwealth
(Insured; MBIA)	6.59	7/1/12	5,900,000 b,c	6,400,173
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	1,500,000 a	1,537,050
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	54,239
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 a	3,296,940
Total Long-Term Municipal Investments
(cost $65,348,903)				68,305,235
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)	Value ($)

Virginia;
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wachovia Bank)
(cost $450,000)	3.70	2/1/07	450,000 [d]	450,000
Total Investments (cost $65,798,903)			103.6%	68,755,235
Liabilities, Less Cash and Receivables			(3.6%)	(2,401,635)
Net Assets			100.0%	66,353,600

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, this security amounted to $6,400,173 or 9.6% of net assets.
c	Collateral for floating rate borrowings.

d Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)